Share-based Awards (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Compensation Expense Recognized for Share-based Awards

Compensation expense recognized for share-based awards was as follow:

	Six Months ended June 30,
Share-based compensation expenses (In thousands)	2020	2021
—Restricted Shares(a)	—	4,637
—Share options(b)	36,854	2,069
Total	36,854	6,706

Summary of Restricted Shares Activity

A summary of the Restricted Shares activity for the six months ended June 30, 2021 is presented below:

Number of Restricted Shares
As of January 1, 2021	—
Granted	6,021,500
As of June 30, 2021	6,021,500

Summary of Changes in Share Options Granted by the Company

A summary of the changes in the share options granted by the Company during the six months ended June 30, 2020 and 2021 is as follows:

	Number of share options	Weighted average exercise price	Aggregate intrinsic value
Outstanding as of January 1, 2020	17,395,740	$0.52	$52,951,848
Granted	4,963,017	$0.55	$6,804,764
Forfeited	(494,780)	$0.70	$(1,256,956)
Exercised	—	—	—
Outstanding as of June 30, 2020	21,863,977	$0.52	$58,499,656
Exercisable as of June 30, 2020	—	—	—

Outstanding as of January 1, 2021	22,298,757	$0.54	$57,082,970
Granted	—	—	—
Forfeited	(539,500)	$0.61	$(1,277,918))
Exercised	(1,735,060)	$0.52	$(5,409,518))
Outstanding as of June 30, 2021	20,024,197	$0.54	$50,395,534
Exercisable as of June 30, 2021	13,369,429	$0.50	$36,556,152

Assumptions used to Determine Fair Value of Share Options Granted

The Group calculated the estimated fair value of an options on the grant date using the binomial option pricing model with assistance from an independent valuation firm. Assumptions used to determine the fair value of share options granted during the year ended December 31, 2020 and June 30, 2021 is summarized in the following table:

	Years ended December 31,	Six Months ended June 30,
(In thousands)	2020	2021
Risk-free interest rate(i)	0.33%-0.88%	—
Expected dividend yield(ii)	0.00%	—
Expected volatility(iii)	37.94%-40.07%	—
Grant date fair value	$0.98-$1.93	—

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.
(ii)	Expected dividend yield is assumed to be 0% as the Company has no history or expectation of paying dividend on its ordinary shares.
(iii)	Expected volatility is assumed based on the historical volatility of the Company’s comparable companies in the period equal to the expected life of each grant.